Share-based payments - Summary of plans (Details)	12 Months Ended
Sep. 30, 2023 AUD ($) $ / shares
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance share rights
Share-based payments
Exercise price | $ / shares	$ 0
Vesting period	4 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance share rights | Awards granted in 2020
Share-based payments
Performance period	4 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance share rights | 2019 awards
Share-based payments
Performance period	4 years
Performance period, average cash Return on Equity	3 years
Holding lock period	1 year
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance share rights | Awards granted after July 2015
Share-based payments
Term of award	15 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance share rights | Awards granted after July 2015 | New Zealand
Share-based payments
Term of award	10 years
Restricted Share Plan (RSP)
Share-based payments
Cost of shares allocated	$ 0
Employee Share Plan (ESP)
Share-based payments
Cost of shares allocated	0
Threshold amount of shares allocated at free of cost per employee	$ 1,000
Service conditions	3 years
Vesting period	1 year